Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Expenses by nature
The following table provides the consolidated statement of operation classification of our total operating expense:

		Year Ended December 31,
(in KUSD)	Note	2022	2021	2020
COGS		4,579	1,393	—

R&D
External costs (1)		116,550	91,875	97,768
Employee expenses (2)	8	71,348	66,127	44,264
R&D expense		187,898	158,002	142,032

S&M
External costs (3)		35,752	28,817	11,887
Employee expenses (2)	8	33,300	35,963	10,214
S&M expense		69,052	64,780	22,101

G&A
External costs (1)		23,640	21,486	13,637
Employee expenses (2)	8	48,366	49,976	41,493
G&A expense		72,006	71,462	55,130
Total operating expense		333,535	295,637	219,263
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment (“PP&E”) for the year ended December 31, 2022. All other depreciation expense was not material for the year ended December 31, 2022. Depreciation expense was not material for year ended December 31, 2021 and 2020.